OTHER PROVISIONS, CURRENT AND NON-CURRENT - Details of Contingencies provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other provisions, Current and Non current
Balances	$ 69,107,550	$ 62,452,526	$ 65,624,166
Litigation
Other provisions, Current and Non current
Balances	69,107,550	62,452,526
Tax contingencies
Other provisions, Current and Non current
Balances	38,853,059	47,991,514
Labor contingencies
Other provisions, Current and Non current
Balances	10,569,754	10,376,830
Civil contingencies
Other provisions, Current and Non current
Balances	$ 19,684,737	$ 4,084,182